Tax matters - Net operating and Capital losses carryforward (Details) $ in Millions	Dec. 31, 2017 MXN ($)
Net operating losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	$ 354
Deferred tax assets	106
Capital losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	8,962
Deferred tax assets	2,689
2020 | Net operating losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	46
Deferred tax assets	14
2021 | Net operating losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	192
Deferred tax assets	58
2024 | Net operating losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	24
Deferred tax assets	7
2025 | Net operating losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	87
Deferred tax assets	26
2025 | Capital losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	2,284
Deferred tax assets	685
2026 | Net operating losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	5
Deferred tax assets	1
2026 | Capital losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	3,627
Deferred tax assets	1,088
2027 | Capital losses carryforward
Detail of deferred tax assets and liabilities
Loss amount	3,051
Deferred tax assets	$ 916